Convertible Notes (Details)										3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 04, 2023 USD ($) $ / shares	Jun. 22, 2023 USD ($)	Jun. 22, 2023 USD ($)	Jun. 22, 2023 USD ($)	Jun. 22, 2023 USD ($) day	Jun. 22, 2023 USD ($) tradingDay	Sep. 09, 2022 USD ($)	Aug. 11, 2022 USD ($) $ / shares	Aug. 09, 2022 USD ($) day $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Sep. 21, 2022 USD ($)
Debt Instrument [Line Items]
Debt instrument, convertible, threshold consecutive trading days | day									3
Debt instrument redemption (in days)									10 days
Monthly payments, period from triggering date									10 days
Payments of convertible notes	$ 3,200,000											$ 0	$ 14,969,000	$ 32,800,000	$ 0
Payments of prepayment premiums												0	748,000	1,640,000	0
Cash paid for interest												0	1,261,000	1,524,000	0
Derivative liabilities										$ 0		0		0	405,000
Change in fair value of derivative instruments										128,000	$ 307,000	(40,000)	210,000	671,000	14,184,000
Proceeds from issuance of convertible notes								$ 20,000,000	$ 20,000,000					0	54,300,000
Conversion of convertible notes												0	200,000	200,000	2,000,000
Securities Purchase Agreement
Debt Instrument [Line Items]
Equity method investment, ownership (as a percent)									9.99%
Beneficial ownership limitation, waive notice period									65 days
Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount								$ 20,000,000.0	$ 35,000,000							$ 15,000,000.0
Amount to convert during each period							$ 2,000,000
Conversion period							30 days
Interest rate, stated (as a percent)									6.00%
Debt conversion, converted instrument, rate (as a percent)								10.00%
Convertible debt remaining percent (as a percent)									7.50%
Common stock, convertible, conversion price, increase (in dollars per share) | $ / shares									$ 2.4733
Debt, weighted average interest rate (as a percent)									97.00%
Debt instrument, convertible, threshold consecutive trading days					5	5			5
Redemption, stock price threshold (in dollars per share) | $ / shares	$ 0.59								$ 0.50
Debt instrument redemption (in days)									10 days
Debt instrument, redemption price (as a percent)									5.00%
Common stock available under the exchange cap (as a percent)									95.00%
Monthly payments, period from triggering date									10 days
Derivative, floor interest rate (as a percent)									85.00%
Payments of prepayment premiums														1,600,000
Cash paid for interest														1,500,000
Exchange cap				95.00%
Change in fair value of derivative instruments														400,000	$ 7,400,000
Original issuance discount (as a percent)		2.00%	2.00%	2.00%	2.00%	2.00%									2.00%
Proceeds from issuance of convertible notes			$ 34,300,000												$ 34,300,000
Debt issuance costs		$ 300,000	300,000	$ 300,000	$ 300,000	$ 300,000									300,000
Long-term debt										0		0		0	33,000,000.0
Unamortized debt discounts and issuance costs															6,200,000
Amortization of debt issuance costs										0	2,500,000	0	4,300,000	6,100,000	2,600,000
Interest expense										$ 0	300,000	$ 0	700,000	1,000,000.0	700,000
Conversion of convertible notes														2,200,000
Conversion of accrued interest														$ 100,000
Debt conversion, converted instrument, shares issued (in shares) | shares														2,438,489
Debt conversion, converted instrument, shares issued, post split (in shares) | shares														81,282
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares									$ 74.199
Convertible Debt | Maximum
Debt Instrument [Line Items]
Debt instrument, increase, accrued interest									$ 4,000,000.0
SEPA Convertible Note
Debt Instrument [Line Items]
Excess proceeds			$ 3,000,000
Excess proceeds from convertible debentures paid to company				75.00%
Optional redemption on the convertible debentures				25.00%
Threshold for reduction of monthly prepayment in days		30 days
Convertible Notes Payable
Debt Instrument [Line Items]
Interest rate, stated (as a percent)										10.00%		10.00%		10.00%
Debt instrument redemption (in days)								5 days
Proceeds from issuance of convertible notes															20,000,000
Debt issuance costs															100,000
Long-term debt										$ 20,000,000.0		$ 20,000,000.0		$ 20,000,000.0	20,000,000.0
Unamortized debt discounts and issuance costs										56,000		56,000		80,000	100,000
Amortization of debt issuance costs										0	0	0	0	50,000	19,000
Interest expense										$ 500,000	$ 500,000	$ 1,000,000.0	$ 1,000,000.0	$ 2,000,000.0	$ 800,000
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, outstanding, weighted average remaining contractual term														10 days
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares								$ 71.451						$ 71.451
Convertible Notes Payable | Securities Purchase Agreement
Debt Instrument [Line Items]
Equity method investment, ownership (as a percent)										19.99%		19.99%		19.99%